                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2031
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                               MFS SERIES TRUST V
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                  (Exact name of registrant as specified in charter)

                   500 Boylston Street, Boston, Massachusetts 02116
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                 (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                       (Name and address of agents for service)

          Registrant's telephone number, including area code: (617) 954-5000
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                     Date of fiscal year end: September 30
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                     Date of reporting period: December 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) TOTAL RETURN FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                     SHARES/PAR                   VALUE ($)
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COMMON STOCKS - 58.9%
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
AEROSPACE - 2.1%
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Lockheed Martin Corp.                                                                       1,396,840             $   128,607,058
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Northrop Grumman Corp.                                                                        663,860                  44,943,321
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United Technologies Corp.                                                                   1,052,400                  65,796,047
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                                                                                                                  $   239,346,426
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ALCOHOLIC BEVERAGES - 0.5%
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Diageo PLC                                                                                  2,255,362             $    44,283,933
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Molson Coors Brewing Co.                                                                      128,150                   9,795,785
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                                                                                                                  $    54,079,718
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APPAREL MANUFACTURERS - 0.4%
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Hanesbrands, Inc. (a)                                                                          71,637             $     1,692,065
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NIKE, Inc., "B"                                                                               493,800                  48,901,013
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Phillips-Van Heusen Corp.                                                                      14,000                     702,379
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                                                                                                                  $    51,295,457
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AUTOMOTIVE - 0.3%
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Johnson Controls, Inc.                                                                        442,090             $    37,984,372
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BIOTECHNOLOGY - 0.7%
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Amgen, Inc. (a)                                                                               963,010             $    65,783,212
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Millipore Corp. (a)(l)                                                                        148,310                   9,877,446
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                                                                                                                  $    75,660,658
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BROADCASTING - 1.1%
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CBS Corp., "B"                                                                                990,843             $    30,894,485
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E.W. Scripps Co., "A"                                                                         304,060                  15,184,756
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Idearc, Inc. (a)                                                                              100,064                   2,866,834
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Time Warner, Inc.                                                                             599,170                  13,049,923
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Viacom, Inc., "B" (a)                                                                         764,881                  31,383,067
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Walt Disney Co.                                                                               264,860                   9,076,752
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WPP Group PLC                                                                               1,656,670                  22,405,015
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                                                                                                                  $   124,860,832
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BROKERAGE & ASSET MANAGERS - 2.7%
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Franklin Resources, Inc.                                                                      365,400             $    40,256,118
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Goldman Sachs Group, Inc.                                                                     305,650                  60,931,328
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KKR Private Equity Investments LP, IEU                                                        474,330                  10,838,441
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Lehman Brothers Holdings, Inc.                                                                696,700                  54,426,204
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Mellon Financial Corp.                                                                      1,610,830                  67,896,485
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Merrill Lynch & Co., Inc.                                                                     360,867                  33,596,718
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Morgan Stanley                                                                                465,270                  37,886,936
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Waddell & Reed Financial, Inc., "A"                                                           106,830                   2,922,869
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                                                                                                                  $   308,755,099
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BUSINESS SERVICES - 0.2%
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Accenture Ltd., "A"                                                                           704,980             $    26,034,911
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Alliance Data Systems Corp. (a)                                                                16,520                   1,032,004
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Fidelity National Information Services, Inc.                                                   44,400                   1,779,996
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                                                                                                                  $    28,846,911
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CABLE TV - 0.0%
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Liberty Global, Inc., "A" (a)                                                                  42,200             $     1,230,130
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CHEMICALS - 1.2%
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3M Co.                                                                                        255,920             $    19,943,846
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Dow Chemical Co.                                                                              383,970                  15,335,762
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Nalco Holding Co. (a)                                                                       1,072,960                  21,952,762
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PPG Industries, Inc.                                                                          728,440                  46,773,132
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Rohm & Haas Co.                                                                               147,830                   7,557,070
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Syngenta AG                                                                                   149,570                  27,818,130
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                                                                                                                  $   139,380,702
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COMPUTER SOFTWARE - 1.1%
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Compuware Corp. (a)                                                                         6,596,660             $    54,950,178
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McAfee, Inc. (a)                                                                              384,050                  10,899,339
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Oracle Corp. (a)                                                                            1,968,790                  33,745,061
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Symantec Corp. (a)                                                                          1,336,770                  27,871,655
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                                                                                                                  $   127,466,233
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COMPUTER SOFTWARE - SYSTEMS - 0.4%
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Hewlett-Packard Co.                                                                         1,030,840             $    42,460,300
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CONSTRUCTION - 1.4%
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D.R. Horton, Inc.                                                                             639,130             $    16,930,554
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Masco Corp.                                                                                 4,007,080                 119,691,480
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Pulte Homes, Inc. (l)                                                                         120,930                   4,005,202
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Sherwin-Williams Co.                                                                          311,610                  19,812,164
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Toll Brothers, Inc. (a)                                                                       172,020                   5,544,205
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                                                                                                                  $   165,983,605
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CONSUMER GOODS & SERVICES - 0.6%
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Alberto-Culver Co.                                                                            763,420             $    16,375,359
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Brink's Co.                                                                                   154,010                   9,844,319
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Estee Lauder Cos., Inc., "A"                                                                  768,890                  31,386,090
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Scotts Miracle-Gro Co.                                                                        170,400                   8,801,160
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                                                                                                                  $    66,406,928
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CONTAINERS - 0.6%
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Owens-Illinois, Inc. (a)(l)                                                                 3,726,930             $    68,761,859
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Smurfit-Stone Container Corp. (a)                                                             536,590                   5,666,390
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Temple-Inland, Inc.                                                                             5,780                     266,053
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                                                                                                                  $    74,694,302
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ELECTRICAL EQUIPMENT - 2.2%
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Cooper Industries Ltd., "A"                                                                    46,930             $     4,243,880
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General Electric Co.                                                                        2,322,850                  86,433,249
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Rockwell Automation, Inc.                                                                     653,310                  39,904,175
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Tyco International Ltd.                                                                     2,990,680                  90,916,672
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W.W. Grainger, Inc.                                                                           545,950                  38,183,743
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                                                                                                                  $   259,681,719
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ELECTRONICS - 0.5%
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Analog Devices, Inc.                                                                           99,420             $     3,267,935
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Applied Materials, Inc. (l)                                                                   271,300                   5,005,485
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Intel Corp.                                                                                 2,041,690                  41,344,223
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Kronos, Inc. (a)                                                                               11,610                     426,551
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SanDisk Corp. (a)                                                                              77,610                   3,339,558
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Synopsys, Inc. (a)                                                                             16,700                     446,391
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                                                                                                                  $    53,830,143
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ENERGY - INDEPENDENT - 1.8%
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Apache Corp.                                                                                1,127,690             $    75,002,662
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Devon Energy Corp.                                                                          1,381,630                  92,679,740
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EOG Resources, Inc.                                                                           206,120                  12,872,194
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Newfield Exploration Co. (a)                                                                  141,100                   6,483,545
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Sunoco, Inc.                                                                                  260,160                  16,223,578
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                                                                                                                  $   203,261,719
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ENERGY - INTEGRATED - 4.1%
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Chevron Corp.                                                                                 620,065             $    45,593,379
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ConocoPhillips                                                                                631,560                  45,440,742
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Exxon Mobil Corp.                                                                           2,216,728                 169,867,867
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Hess Corp. (l)                                                                              2,141,360                 106,147,215
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Royal Dutch Shell PLC, ADR                                                                    155,580                  11,013,508
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TOTAL S.A., ADR                                                                             1,258,990                  90,546,561
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                                                                                                                  $   468,609,272
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FOOD & BEVERAGES - 1.6%
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Coca-Cola Co.                                                                                 514,180             $    24,809,185
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General Mills, Inc.                                                                           117,430                   6,763,968
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Kellogg Co. (l)                                                                               912,830                  45,696,270
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Nestle S.A                                                                                    114,700                  40,745,836
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Pepsi Bottling Group, Inc.                                                                    256,040                   7,914,196
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PepsiCo, Inc.                                                                                 523,310                  32,733,041
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Tyson Foods, Inc., "A"                                                                      1,576,970                  25,941,157
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                                                                                                                  $   184,603,653
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FOOD & DRUG STORES - 0.5%
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CVS Corp.                                                                                     994,640             $    30,744,322
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Kroger Co.                                                                                    881,760                  20,342,203
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Sally Beauty Holdings, Inc. (a)                                                               899,847                   7,018,807
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                                                                                                                  $    58,105,332
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FOREST & PAPER PRODUCTS - 0.5%
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Bowater, Inc. (l)                                                                           1,404,360             $    31,598,100
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International Paper Co.                                                                       311,180                  10,611,238
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MeadWestvaco Corp. (l)                                                                        685,900                  20,618,154
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                                                                                                                  $    62,827,492
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FURNITURE & APPLIANCES - 0.1%
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Tempur-Pedic International, Inc. (a)(l)                                                        91,160             $     1,865,134
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Tupperware Brands Corp. (l)                                                                   261,100                   5,903,471
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                                                                                                                  $     7,768,605
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GAMING & LODGING - 0.0%
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Harrah's Entertainment, Inc.                                                                   15,950             $     1,319,384
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MGM Mirage (a)                                                                                 64,220                   3,683,017
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                                                                                                                  $     5,002,401
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GENERAL MERCHANDISE - 0.7%
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Family Dollar Stores, Inc.                                                                     10,500             $       307,965
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Federated Department Stores, Inc.                                                           1,715,450                  65,410,109
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Wal-Mart Stores, Inc.                                                                         257,070                  11,871,493
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                                                                                                                  $    77,589,567
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HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
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AMERIGROUP Corp. (a)                                                                           50,950             $     1,828,596
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CIGNA Corp.                                                                                    70,610                   9,290,158
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Health Net, Inc. (a)                                                                           40,440                   1,967,810
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UnitedHealth Group, Inc.                                                                      116,820                   6,276,739
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WellPoint, Inc. (a)                                                                           623,570                  49,068,723
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                                                                                                                  $    68,432,026
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INSURANCE - 4.8%
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Ace Ltd.                                                                                       70,530             $     4,272,002
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Aflac, Inc.                                                                                   739,840                  34,032,640
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Allstate Corp.                                                                              1,727,390                 112,470,363
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Chubb Corp.                                                                                   262,600                  13,894,166
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Conseco, Inc. (a)(l)                                                                        2,181,260                  43,581,575
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Endurance Specialty Holdings Ltd.                                                             265,590                   9,715,282
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Fidelity National Title Group, Inc.                                                           380,700                   9,091,116
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First American Corp.                                                                          216,900                   8,823,492
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Genworth Financial, Inc., "A"                                                               3,752,810                 128,383,630
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Hartford Financial Services Group, Inc.                                                       643,025                  60,000,663
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Mercury General Corp.                                                                           5,210                     274,723
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MetLife, Inc.                                                                               1,088,190                  64,214,092
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MGIC Investment Corp.                                                                          50,770                   3,175,156
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PartnerRe Ltd. (l)                                                                            128,390                   9,119,542
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Protective Life Corp.                                                                          15,170                     720,575
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St. Paul Travelers Cos., Inc.                                                                 827,740                  44,441,361
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Zenith National Insurance Corp.                                                                69,460                   3,258,369
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                                                                                                                  $   549,468,747
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INTERNET - 0.1%
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RealNetworks, Inc. (a)(l)                                                                     860,210             $     9,410,697
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LEISURE & TOYS - 0.3%
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Hasbro, Inc.                                                                                  469,820             $    12,802,595
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Mattel, Inc.                                                                                  869,220                  19,696,525
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                                                                                                                  $    32,499,120
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MACHINERY & TOOLS - 1.0%
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Cummins, Inc.                                                                                  73,120             $     8,641,322
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Deere & Co.                                                                                   878,670                  83,535,157
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Eaton Corp.                                                                                   146,570                  11,013,270
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Finning International, Inc.                                                                    72,290                   2,965,696
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Finning International, Inc. (a)(n)                                                             27,520                   1,129,007
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Illinois Tool Works, Inc.                                                                      91,420                   4,222,690
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Timken Co.                                                                                     44,530                   1,299,385
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                                                                                                                  $   112,806,527
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MAJOR BANKS - 5.6%
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Bank of America Corp.                                                                       3,819,528             $   203,924,600
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Bank of New York Co., Inc.                                                                  3,333,040                 131,221,785
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JPMorgan Chase & Co.                                                                        2,913,612                 140,727,460
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PNC Financial Services Group, Inc.                                                          1,126,898                  83,435,528
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SunTrust Banks, Inc.                                                                          989,750                  83,584,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   642,893,761
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
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Caremark Rx, Inc.                                                                             380,380             $    21,723,502
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IMS Health, Inc.                                                                                9,160                     251,717
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McKesson Corp.                                                                                 70,390                   3,568,773
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Tenet Healthcare Corp. (a)(l)                                                               2,478,610                  17,275,912
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                                                                                                                  $    42,819,904
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MEDICAL EQUIPMENT - 0.7%
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Advanced Medical Optics, Inc. (a)                                                              55,800             $     1,964,160
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Boston Scientific Corp. (a)                                                                 1,743,500                  29,953,330
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Cooper Co., Inc. (l)                                                                          192,040                   8,545,780
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Pall Corp.                                                                                  1,201,820                  41,522,881
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                                                                                                                  $    81,986,151
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METALS & MINING - 0.1%
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BHP Billiton PLC                                                                              828,280             $    15,160,099
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Freeport-McMoRan Copper & Gold, Inc., "B"                                                      41,760                   2,327,285
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                                                                                                                  $    17,487,384
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NATURAL GAS - DISTRIBUTION - 0.1%
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Equitable Resources, Inc.                                                                      34,850             $     1,454,988
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Questar Corp.                                                                                  77,890                   6,468,765
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                                                                                                                  $     7,923,753
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NATURAL GAS - PIPELINE - 0.5%
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Williams Co., Inc.                                                                          2,216,840             $    57,903,861
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NETWORK & TELECOM - 0.9%
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Cisco Systems, Inc. (a)                                                                     1,242,760             $    33,964,631
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InterDigital Communications Corp. (a)(l)                                                       39,900                   1,338,645
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Nortel Networks Corp. (a)                                                                   2,718,392                  72,662,618
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                                                                                                                  $   107,965,894
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OIL SERVICES - 0.8%
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GlobalSantaFe Corp.                                                                           758,790             $    44,601,676
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Noble Corp.                                                                                   578,050                  44,018,508
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                                                                                                                  $    88,620,184
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OTHER BANKS & DIVERSIFIED FINANCIALS - 4.4%
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American Express Co.                                                                          705,330             $    42,792,371
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AmeriCredit Corp. (a)                                                                          56,800                   1,429,656
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BankUnited Financial Corp., "A" (l)                                                           123,560                   3,454,738
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Capital One Financial Corp.                                                                   195,000                  14,979,900
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CIT Group, Inc.                                                                                37,490                   2,090,817
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Citigroup, Inc.                                                                             3,313,713                 184,573,814
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Compass Bancshares, Inc.                                                                      123,500                   7,366,775
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Countrywide Financial Corp.                                                                   606,900                  25,762,905
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Fannie Mae                                                                                  1,285,020                  76,317,338
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First Horizon National Corp. (l)                                                               54,220                   2,265,312
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Freddie Mac                                                                                   149,620                  10,159,198
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IndyMac Bancorp, Inc.                                                                          47,100                   2,127,036
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Marshall & Ilsley Corp.                                                                        54,030                   2,599,383
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New York Community Bancorp, Inc. (l)                                                        2,649,430                  42,655,823
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Northern Trust Corp.                                                                           58,130                   3,527,910
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SLM Corp.                                                                                     352,300                  17,181,671
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TCF Financial Corp. (l)                                                                       194,220                   5,325,512
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UBS AG                                                                                        472,946                  28,732,178
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UBS AG                                                                                        467,620                  28,211,515
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Zions Bancorporation                                                                           88,200                   7,271,208
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                                                                                                                  $   508,825,060
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PERSONAL COMPUTERS & PERIPHERALS - 0.0%
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Western Digital Corp. (a)                                                                     232,800             $     4,763,088
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PHARMACEUTICALS - 3.1%
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Abbott Laboratories                                                                           252,070             $    12,278,330
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Eli Lilly & Co.                                                                             1,000,060                  52,103,126
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Endo Pharmaceuticals Holdings, Inc. (a)                                                       103,300                   2,849,014
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Johnson & Johnson                                                                           2,015,710                 133,077,174
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Merck & Co., Inc.                                                                             535,250                  23,336,900
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Warner Chilcott Ltd., "A" (a)                                                                 886,870                  12,256,543
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Wyeth                                                                                       2,376,590                 121,015,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   356,917,050
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PRINTING & PUBLISHING - 0.7%
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Lee Enterprises, Inc.                                                                          73,190             $     2,273,281
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New York Times Co., "A" (l)                                                                 2,976,480                  72,507,053
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R.R. Donnelley & Sons Co.                                                                       9,000                     319,860
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Washington Post Co., "B" (l)                                                                    6,270                   4,674,912
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    79,775,106
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RAILROAD & SHIPPING - 0.7%
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Burlington Northern Santa Fe Corp.                                                            500,790             $    36,963,310
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                        886,010                  44,557,443
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    81,520,753
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REAL ESTATE - 0.5%
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CapitalSource, Inc., REIT (l)                                                                  81,230             $     2,218,391
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CBL & Associates Properties, Inc., REIT                                                       211,780                   9,180,663
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DiamondRock Hospitality Co., REIT                                                             246,930                   4,447,209
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Equity Office Properties Trust, REIT                                                          333,830                  16,080,591
---------------------------------------------------------------------------------------------------------------------------------
Equity Residential, REIT                                                                      271,700                  13,788,775
---------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                             423,510                  10,397,171
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    56,112,800
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RESTAURANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. (a)                                                                      30,100             $     1,837,304
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                              64,040                   3,765,552
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,602,856
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SPECIALTY CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                520,950             $    36,612,366
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                 226,160                  13,418,073
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    50,030,439
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                         332,080             $    10,251,310
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                               630,360                  31,297,374
---------------------------------------------------------------------------------------------------------------------------------
PetSmart, Inc.                                                                                170,400                   4,917,744
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    46,466,428
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                          7,982,163             $    22,121,908
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                  1,050,788             $    37,565,671
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                  897,362                  47,165,347
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                             2,692,320                  22,534,718
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Sprint Nextel Corp.                                                                         1,644,170                  31,058,371
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TELUS Corp.                                                                                   305,180                  14,021,147
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TELUS Corp. (non-voting shares)                                                                78,900                   3,524,051
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Verizon Communications, Inc.                                                                2,276,590                  84,780,212
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   240,649,517
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                          2,259,670             $   193,924,879
---------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                   104,340                   6,752,885
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc. (l)                                                                    51,220                   3,353,373
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   204,031,137
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.0%
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Con-way, Inc.                                                                                  33,930             $     1,494,277
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                             303,930             $    12,941,339
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (l)                                                                          423,310                   7,069,277
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                              201,080                  13,848,380
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc. (l)                                                                  762,550                  63,932,192
---------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                          467,050                  21,241,434
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                 157,590                  14,548,709
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                             335,920                  20,255,976
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc. (l)                                                                         2,228,550                 121,277,691
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                           254,090                   7,155,174
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                          506,210                  28,352,822
---------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                          414,020                  10,768,660
---------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                    299,840                  14,191,427
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                     188,650                   6,761,216
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                         475,170                  31,541,785
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                     276,320                  14,979,307
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                             152,870                   3,525,182
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   392,390,571
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                             $ 6,790,650,575
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 38.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                         $ 14,971,000             $    15,785,122
---------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                                             $  2,850,000             $     3,981,079
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc. "A4", FRN, 5.1814%, 2047                       $  6,000,000             $     5,961,983
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc. "AM", FRN, 5.1814%, 2047                          5,480,549                   5,440,960
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                               12,050,000                  11,672,597
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.15%, 2040 (z)                      10,340,000                  10,353,866
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                        6,968,510                   6,875,615
---------------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026 (n)                                               1,408,082                   1,394,000
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                              2,400,000                   2,361,749
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                    1,327,979                   1,355,342
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                          13,793,282                  13,848,417
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                            13,600,000                  13,855,815
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2255%, 2044                       6,630,000                   6,617,965
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                      354,721                     351,956
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                    6,534,503                   6,488,132
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                    6,450,000                   6,465,594
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                   205,577                     202,460
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                       8,321,579                   8,387,152
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                   13,870,000                  13,789,553
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2030 (n)                                                     1,633,937                   1,630,955
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011 (n)                                          2,773,162                   2,743,489
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                     5,643,561                   5,680,880
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                 2,216,566                   2,272,652
---------------------------------------------------------------------------------------------------------------------------------
GE Commercial Mortgage Corp., FRN, 5.3394%, 2044                                            7,580,000                   7,590,513
---------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                           7,534,000                   7,537,833
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                    5,165,031                   5,028,191
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                               3,468,895                   3,465,438
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                               8,686,131                   8,624,035
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.9123%, 2038                              6,950,000                   7,261,791
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                            9,444,000                   9,067,243
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                          13,820,000                  14,018,479
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)                        6,908,729                   6,931,345
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                          11,670,000                  11,657,280
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037                      9,800,000                   9,504,962
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2115%, 2041                     2,279,327                   2,270,807
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2943%, 2043                    12,670,000                  12,681,478
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                     13,820,000                  13,941,845
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                     13,050,000                  13,530,098
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.8755%, 2045                    13,820,000                  14,438,047
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                     11,782,189                  11,551,985
---------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                              3,666,809                   3,675,447
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.6601%, 2039                                           12,847,000                  13,186,883
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.2643%, 2044                                            5,721,000                   5,709,897
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.4848%, 2039                     6,500,000                   6,580,660
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                     14,050,000                  13,829,341
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                4,603,980                   4,551,295
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.5376%, 2030 (i)(n)                                 279,719,210                   3,514,392
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                          2,326,624                   2,362,139
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.109%, 2029                                     5,402,087                   5,329,385
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                               5,243,000                   5,124,626
---------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                             8,242,000                   8,183,223
---------------------------------------------------------------------------------------------------------------------------------
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                 10,040,693                   9,665,962
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                        18,482,089                  18,277,123
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                      15,690,000                  15,270,500
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                        7,432,000                   7,110,999
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                                      13,870,000                  13,799,124
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                 11,645,000                  11,279,219
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                 11,945,166                  11,730,519
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                 12,150,000                  11,954,395
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.1959%, 2044                                 8,159,000                   8,105,639
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                 9,904,000                   9,896,172
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                 12,262,000                  12,324,676
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (n)                              9,160,000                   9,589,454
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                  9,830,000                  10,114,646
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                 13,600,000                  13,789,147
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   521,807,365
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                       $  9,612,000             $     9,424,489
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                  $  8,518,000             $     8,797,978
---------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                                  3,800,000                   3,925,814
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                           5,513,000                   6,524,707
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                              2,605,000                   2,514,385
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,762,884
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                    $  8,672,000             $     8,831,877
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                 8,368,000                   8,476,115
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                  1,865,000                   1,864,746
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                     11,403,000                  11,463,869
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                      7,818,000                   8,091,951
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                     8,407,000                   8,885,964
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                     6,929,000                   6,625,004
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.75%, 2016                                                       530,000                     537,777
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    54,777,303
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                           $  8,021,000             $     8,478,237
---------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.5%, 2016                                                                    4,555,000                   4,755,967
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,234,204
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                                          $  8,409,000             $     8,414,365
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                   $  9,350,000             $     8,797,817
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                              23,129,000                  24,403,292
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    33,201,109
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $  8,542,000             $     8,995,444
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                       $  9,914,000             $     9,728,499
---------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011 (n)                                                          13,050,000                  12,868,292
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,596,791
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                               $  8,973,000             $     8,547,141
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                   5,963,000                   6,039,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,586,461
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                         $  1,533,000             $     1,894,788
---------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                 6,340,000                   6,358,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,253,428
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                            $  6,850,000             $     6,518,234
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.375%, 2013                                                         6,616,000                   6,956,724
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                           569,000                     610,822
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 5.625%, 2017                                                         5,874,000                   5,879,874
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                           4,912,000                   5,796,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,761,814
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                    $  5,170,000             $     5,180,821
---------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 5.875%, 2035                                                                   7,100,000                   6,646,161
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                             8,780,000                   9,367,417
---------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                              12,100,000                  11,961,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    33,156,229
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                            $ 11,160,000             $    11,696,071
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 5.625%, 2016                                                               7,684,000                   7,737,473
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,433,544
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co., 5.5%, 2016                                                         $ 13,040,000             $    13,143,746
---------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Co., 6.15%, 2016                                                      8,680,000                   8,976,960
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                   10,910,000                  11,119,821
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85%, 2007                                                 3,572,000                   3,590,428
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                                 3,073,000                   3,111,830
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.45%, 2013                                                 2,383,000                   2,405,798
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                                 2,976,000                   3,408,347
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.25%, 2011                                                             8,925,000                   8,925,241
---------------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                    13,060,000                  13,034,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    67,716,991
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Diageo Finance B.V., 5.5%, 2013                                                          $ 11,920,000             $    11,896,887
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                         16,686,000                  16,500,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    28,397,672
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                                   $  4,540,000             $     4,594,598
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 6.125%, 2016                                                                     6,630,000                   6,840,807
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,435,405
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                           $  3,975,000             $     3,780,217
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.2%, 2016                                                 $ 10,512,000             $    10,601,194
---------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016 (n)                                                       6,562,000                   6,446,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,047,762
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                     $  9,589,000             $     9,684,804
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                            10,064,000                   9,436,691
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015                                             9,850,000                   9,577,894
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                14,773,000                  14,618,268
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                   3,231,000                   3,500,847
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    46,818,504
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                                              $  8,842,000             $     8,503,228
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                      6,030,000                   5,993,971
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,497,199
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                 $ 16,520,000             $    17,267,629
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 5%, 2011                                                              13,130,000                  13,110,226
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    30,377,855
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.375%, 2014                                                      $  4,940,000             $     4,938,301
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.49%, 2019 (n)                                                     11,900,000                  11,724,237
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                  7,327,000                   7,879,764
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                    5,386,000                   5,461,167
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                    9,180,000                   9,316,672
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                        2,712,000                   2,824,223
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                     16,307,000                  16,559,057
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                        11,444,000                  12,841,450
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                                19,574,000                  19,335,569
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Bank, 5.75%, 2016                                                     14,710,000                  15,065,497
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   105,945,937
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.9%, 2016                                                   $  8,998,000             $     9,243,483
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                                         11,338,000                  11,274,269
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                      1,950,000                   2,032,875
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                      7,564,000                   7,166,890
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    29,717,517
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                          $  9,400,000             $     9,442,732
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                 $ 16,001,000             $    16,030,054
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                     1,595,199                   1,643,199
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                                                     1,041,122                     979,026
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                    4,083,776                   3,845,992
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.621%, 2013                                                                      970,652                     944,614
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.519%, 2014                                                                    9,359,444                   9,015,855
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                                                     2,586,186                   2,492,930
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.848%, 2014                                                                    5,466,149                   5,361,229
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.76%, 2015                                                                     1,899,133                   1,846,386
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                   16,141,513                  15,886,185
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.19%, 2015                                                                     1,428,674                   1,418,399
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2036                                                             519,114,997                 514,437,617
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2036                                                               183,973,619                 185,723,543
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2035                                                              90,669,657                  87,102,317
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2035                                                               150,647,689                 146,687,485
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                       855,453                     843,896
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                               1,878,960                   1,958,446
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2036                                                              50,196,205                  51,306,402
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2036                                                               95,018,349                  96,012,937
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2035                                                              161,773,694                 157,095,038
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019 - 2035                                                             30,267,118                  28,962,190
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2036                                                            136,299,616                 135,199,097
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034 - 2035                                                             18,336,203                  18,697,708
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2032 - 2035                                                              47,652,736                  47,470,956
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2035                                                                32,019,451                  32,444,997
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 4.5%, 2033 - 2034                                                               9,763,433                   9,189,899
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2033 - 2034                                                                10,604,272                  10,312,207
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2035 - 2036                                                               5,992,910                   6,126,417
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 1,589,035,021
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $  4,465,000             $     4,953,967
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                               8,013,000                   8,337,406
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                              1,661,000                   1,581,933
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                               2,520,000                   2,869,811
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,743,117
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                                                  $  9,194,000             $     9,042,906
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                8,131,000                   8,335,275
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                         4,186,000                   3,991,305
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                         4,400,000                   4,725,789
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                       19,974,000                  20,707,385
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    46,802,660
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                              $  6,067,000             $     6,056,219
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                        $ 12,750,000             $    13,480,703
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                $ 20,190,000             $    19,713,455
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 4.125%, 2010                                                     8,873,000                   8,608,354
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 4.875%, 2010                                                     7,652,000                   7,568,754
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                          12,050,000                  12,157,486
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                             5,684,000                   5,452,076
---------------------------------------------------------------------------------------------------------------------------------
UBS AG, 5.875%, 2016                                                                        8,870,000                   9,167,748
---------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                 12,360,000                  12,798,619
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                          9,069,000                   9,678,156
---------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                                15,472,000                  15,781,131
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   100,925,779
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016                                                              $  9,860,000             $     9,971,694
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                           9,364,000                   9,424,585
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,396,279
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                       $  5,568,000             $     5,975,761
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                        7,332,000                   7,799,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,774,861
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                   $  3,864,000             $     4,057,173
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                           2,772,000                   2,855,701
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,912,874
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                  $  2,006,000             $     1,928,372
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                               10,663,000                  11,018,590
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.1%, 2010                                                                4,805,000                   5,294,452
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                   11,278,000                  11,624,821
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                          1,750,000                   1,801,163
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                      4,490,000                   4,547,239
---------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                11,170,000                  11,238,193
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.1%, 2015                                                  11,785,000                  11,461,749
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                           5,141,000                   4,986,282
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                   15,542,000                  15,531,696
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    79,432,557
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.9%, 2016                                              $ 10,460,000             $    10,443,735
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                7,569,000                   7,402,830
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                          10,571,000                  10,043,729
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.25%, 2035                                                         12,347,000                  11,338,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    39,228,532
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                        $  3,924,000             $     4,111,736
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                   $  9,559,000             $     9,236,957
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3%, 2007                                                                       14,225,000                  14,173,961
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                   104,292,000                 104,313,276
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009                                                                   28,113,000                  29,272,464
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.9%, 2008                                                          7,020,000                   6,920,351
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                      29,059                      30,277
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                  2,100,655                   2,011,378
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                  5,301,406                   5,178,834
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                  7,623,004                   7,530,772
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                  8,435,102                   8,423,542
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                  5,129,296                   5,196,827
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.95%, 2025                                                  6,400,219                   6,262,941
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.09%, 2025                                                  8,149,692                   8,073,163
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.39%, 2025                                                  6,323,512                   6,366,184
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   212,990,927
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                                          $ 96,429,000             $   101,299,436
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                          8,317,000                   8,686,716
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                              92,604,000                 105,025,993
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                          77,449,000                  82,961,200
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                            35,591,000                  33,844,834
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                          22,825,000                  22,767,938
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                         262,276,000                 264,673,465
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                                          154,763,000                 154,563,511
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2009                                                              26,274,000                  25,821,378
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2011                                                          22,929,000                  23,315,927
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                          12,085,000                  11,566,191
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                            9,141,000                   9,164,565
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2015                                                              856,000                     828,314
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                     42,594,773                  44,830,998
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                        45,616,118                  44,311,771
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   933,662,237
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                                                    $  8,768,000             $     8,492,799
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                     10,167,000                  10,710,609
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                             13,306,000                  13,875,643
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                 5,589,000                   5,449,459
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                               2,667,000                   2,714,865
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                      12,485,000                  13,859,249
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                       8,725,000                   9,385,107
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                      2,350,000                   2,252,529
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                           6,128,000                   6,526,020
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                 3,855,000                   4,075,471
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 5.5%, 2015                                                                  5,036,000                   4,929,025
---------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                        5,327,000                   6,192,930
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                             4,888,541                   4,773,367
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                    8,817,000                   9,225,738
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                      7,008,676                   7,060,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   109,523,281
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                     $ 4,373,426,205
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cargill, Inc., 5.25%, due 2/02/07 (t)(y)                                                 $ 10,673,000             $    10,623,193
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.29%, due 1/02/07 (y)                                     12,396,000                  12,394,178
---------------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., 5.31%, due 1/02/07 (t)(y)                                          36,431,000                  36,425,626
---------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.33%, due 1/02/07 (t)(y)                                            11,405,000                  11,403,311
---------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 5.26%, due 2/02/07 (t)(y)                                          11,298,000                  11,245,176
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                    $    82,091,484
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                          273,155,548             $   273,155,548
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                            $11,519,323,812
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.0%                                                                                  (2,787,779)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                             $11,516,536,033
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $4,305,732,332 and 37.38% of market value. An independent pricing service provided an evaluated bid for
    37.27% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $168,449,335, representing 1.5% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities

                                                       ACQUISITION      ACQUISITION       CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                     DATE             COST         MARKET VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.15%, 2040                                          3/1/06        $10,340,000     $10,353,866
CPS Auto Receivables Trust, 2.89%, 2009                  3/27/03          1,909,000         202,460
Capital Trust Realty CDO Ltd., 5.16%, 2035                4/7/06          2,310,469       2,361,749
JPMorgan Chase Commercial Mortgage Securities
Corp., 5.44%, 2045                                       9/22/06          6,943,203       6,931,345
Spirit Master Funding LLC, 5.05%, 2023                   10/4/05         10,450,909       9,665,962
-------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                             $29,515,382         0.3%
                                                                                        ===========================

The following abbreviations are used in this report and are defined:
ADR           American Depository Receipt
CDO           Collateralized Debt Obligation
FRN           Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU           International Equity Unit
REIT          Real Estate Investment Trust
TIPS          Treasury Inflation Protected Security

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TOTAL RETURN FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $10,147,094,310
                                                              ===============
Gross unrealized appreciation                                 $ 1,510,629,498
Gross unrealized depreciation                                    (138,399,996)
                                                              ---------------
Net unrealized appreciation (depreciation)                    $ 1,372,229,502
                                                              ===============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) RESEARCH FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Research Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                             432,100          $   39,783,446
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                         210,190              16,453,672
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                         797,510              49,860,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  106,097,442
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                        868,850          $   17,060,265
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                   431,710          $   18,546,261
---------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                   296,050              29,317,832
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,864,093
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                   806,640          $   55,101,578
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                 522,630              32,183,555
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)                                                                               519,380              34,590,708
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  121,875,841
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                 1,533,880          $   32,947,742
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                   407,640              13,969,823
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                   2,033,060              27,496,062
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   74,413,627
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                                            166,800          $   17,535,684
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                          257,550              28,374,284
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                         195,740              39,020,769
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc. (l)                                                                               97,609               9,277,735
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                            620,100              26,137,215
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  120,345,687
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                1,413,570          $   36,074,306
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                                                    256,440          $   10,739,707
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                      434,560          $   22,827,437
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                           979,840          $   40,291,021
---------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                  548,000              15,552,240
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (a)                                                                                670,860              13,987,431
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)                                                                        1,889,660              17,838,390
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   87,669,082
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                               797,880          $   32,864,677
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                344,670          $    7,393,172
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                               601,320              19,867,613
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                                                                202,610              13,447,226
---------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                                                       304,420              14,198,149
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,906,160
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                        1,117,270          $   20,613,632
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                         440,410          $   26,900,243
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         1,633,740              49,665,696
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                               527,270              36,877,264
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  113,443,203
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                                                     3,449,930          $   63,651,209
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                     2,188,710              44,321,378
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                               1,462,160              28,058,850
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                 519,740              22,364,412
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  158,395,849
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                      268,060          $   17,828,671
---------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                               161,050               5,174,537
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                584,330              39,196,856
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                               192,730              12,035,989
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   74,236,053
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                 530,970          $   40,688,231
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                        996,470              49,395,018
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                   291,720              20,980,502
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  111,063,751
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                        54,339          $   19,304,879
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                     646,600              40,444,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   59,749,709
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                         776,330          $   23,996,360
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                               315,490          $   11,010,601
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                     476,720              22,024,464
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,035,065
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                        474,540          $   13,918,258
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                 684,030              26,082,064
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,000,322
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                          224,500          $   13,597,965
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                       527,940              24,285,240
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                       532,170              28,157,115
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                 301,120              11,014,970
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                   1,485,270              50,811,087
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                     732,370              43,217,154
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                     410,790              22,055,315
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  193,138,846
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                              67,710          $   31,179,101
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                         333,920          $   16,816,211
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                       341,540          $   32,470,208
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                             712,880          $   38,060,663
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                      1,375,560              54,155,797
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                            1,144,610              55,284,663
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                400,890              29,681,896
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  177,183,019
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc. (a)                                                                                  213,590          $   12,148,999
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                                     1,710,760          $   29,390,857
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                        539,710              19,731,798
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   49,122,655
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                1,302,730          $   23,844,616
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                             1,707,990          $   44,612,699
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                         1,566,430          $   42,810,532
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                               559,018          $   32,859,078
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                       335,290              25,532,334
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                 405,990              25,642,328
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   84,033,740
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                              876,210          $   53,159,661
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                         797,050              38,872,129
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   92,031,790
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                                   1,024,410          $   13,522,212
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                   576,640          $   30,042,944
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                           922,190              25,434,000
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                 508,180              33,550,044
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                             833,070              42,419,924
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  131,446,912
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                199,970          $   14,759,786
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                    286,890          $   20,162,629
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc. (l)                                                                                 322,260              19,119,686
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,282,315
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (a)(l)                                                                          543,620          $   11,247,498
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                 434,390              13,531,249
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                     520,730              13,903,491
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,682,238
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp. (a)                                                                    41,848          $      364,496
---------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                  469,260              13,978,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,342,796
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                                     378,220          $   14,100,042
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                        968,760              34,633,170
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)                                                    1,298,000              10,864,260
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                   572,220              25,558,079
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   85,155,551
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              1,145,300          $   98,289,646
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                       128,950          $   14,006,549
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc. (l)                                                                               371,590          $   20,221,928
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)(l)                                                                           376,760              21,102,328
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,324,256
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                                $2,657,476,945
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.29%, due 1/02/07 (y)                                        $21,816,000          $   21,812,794
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               93,040,897          $   93,040,897
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                                                  $2,772,330,636
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.5)%                                                                               (93,634,467)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $2,678,696,169
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:
ADR      American Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $2,564,207,758
                                                        ==============
Gross unrealized appreciation                           $  282,542,239
Gross unrealized depreciation                              (74,419,361)
                                                        --------------
      Net unrealized appreciation (depreciation)        $  208,122,878
                                                        ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International New Discovery Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Cobham PLC                                                                                      4,615,000          $   17,513,381
---------------------------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A. (l)                                                                         1,555,400              42,166,448
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   59,679,829
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Air Berlin PLC (a)                                                                              1,000,000          $   21,777,520
---------------------------------------------------------------------------------------------------------------------------------
Air France-KLM (l)                                                                                786,000              33,082,747
---------------------------------------------------------------------------------------------------------------------------------
Arriva PLC                                                                                      1,376,000              20,590,572
---------------------------------------------------------------------------------------------------------------------------------
British Airways PLC (a)                                                                         3,297,300              34,067,286
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                                                           1,080,000              29,720,377
---------------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd.                                                                         1,326,000              15,128,598
---------------------------------------------------------------------------------------------------------------------------------
Societa Iniziative Autostradali e Servizi S.p.A.                                                  594,700               8,866,396
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  163,233,496
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.,"C"                                                                   6,771,800          $   37,604,395
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                             25,300               5,810,243
---------------------------------------------------------------------------------------------------------------------------------
Remy Cointreau S.A. (l)                                                                           295,000              19,078,428
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   62,493,066
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                279,600          $    3,535,005
---------------------------------------------------------------------------------------------------------------------------------
Gildan Activewear, Inc. (a)                                                                       245,000              11,460,254
---------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                                                                                       37,400               2,023,858
---------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                  4,811,000              14,968,174
---------------------------------------------------------------------------------------------------------------------------------
Valentino Fashion Group S.p.A. (l)                                                                 37,687               1,541,479
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,528,770
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin (l)                                                235,600          $   22,544,354
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                    510,064              59,309,611
---------------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A.S.A.                                                                       480,070               4,390,039
---------------------------------------------------------------------------------------------------------------------------------
Leoni AG                                                                                          298,900              12,198,036
---------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                                           294,700              13,540,036
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  111,982,076
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)(l)                                                                              189,000          $   41,558,910
---------------------------------------------------------------------------------------------------------------------------------
CSL Ltd. (l)                                                                                      346,152              17,872,694
---------------------------------------------------------------------------------------------------------------------------------
Speedel Holding AG (a)(l)                                                                         157,000              20,996,882
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   80,428,486
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                                    54,307          $    1,278,719
---------------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                      13,000              29,700,559
---------------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (l)                                                                    537,800              15,317,812
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        1,017,600              27,485,376
---------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                   105,000              15,575,154
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                   2,480,100              33,542,041
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  122,899,661
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asset Management PLC                                                                   3,996,300          $   14,871,963
---------------------------------------------------------------------------------------------------------------------------------
Almancora                                                                                          22,400               3,192,981
---------------------------------------------------------------------------------------------------------------------------------
EFG International (a)                                                                             471,000              17,757,179
---------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                          233,300              25,688,267
---------------------------------------------------------------------------------------------------------------------------------
Partners Group Holdings (a)                                                                        39,470               4,760,494
---------------------------------------------------------------------------------------------------------------------------------
Rathbone Brothers PLC                                                                             290,218               6,809,854
---------------------------------------------------------------------------------------------------------------------------------
Van Lanschot N.V.                                                                                  34,657               3,293,426
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   76,374,164
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Amadeus Fire AG                                                                                   189,958          $    3,835,955
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                   428,800              16,616,000
---------------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                       1,510,077              18,589,212
---------------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                                493,000               8,048,392
---------------------------------------------------------------------------------------------------------------------------------
JFE Shoji Holdings, Inc.                                                                        1,947,000               9,436,135
---------------------------------------------------------------------------------------------------------------------------------
John Menzies PLC                                                                                  207,319               2,055,705
---------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR (l)                                                          1,277,000              30,660,770
---------------------------------------------------------------------------------------------------------------------------------
TAKKT AG                                                                                          314,000               5,449,792
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   94,691,961
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc.                                                                         672,500          $   21,324,975
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Hoganas AB (l)                                                                                    165,700          $    4,344,032
---------------------------------------------------------------------------------------------------------------------------------
Symrise AG (a)                                                                                  1,959,787              50,439,175
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                       260,600              48,472,284
---------------------------------------------------------------------------------------------------------------------------------
Victrex PLC                                                                                       857,600              13,496,690
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  116,752,181
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A. (a)(l)                                                                      139,100          $    5,458,163
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (a)                                                        147,700               3,237,584
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,695,747
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Cap Gemini S.A. (l)                                                                               631,300          $   39,619,666
---------------------------------------------------------------------------------------------------------------------------------
Detica Group PLC                                                                                  174,500               1,254,348
---------------------------------------------------------------------------------------------------------------------------------
Hcl Technologies                                                                                  737,000              10,717,114
---------------------------------------------------------------------------------------------------------------------------------
Indra Sistemas S.A. (l)                                                                            99,200               2,436,590
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,027,718
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
DCC PLC                                                                                           151,000          $    5,131,906
---------------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG (l)                                                                             1,518,000              71,506,054
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   76,637,960
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V.                                                                      1,123,000          $    7,606,212
---------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                           766,200              31,895,420
---------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                         11,800              18,182,146
---------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad S.A.                                                                               60,200               3,761,398
---------------------------------------------------------------------------------------------------------------------------------
Nexity International                                                                              492,200              35,664,690
---------------------------------------------------------------------------------------------------------------------------------
Schindler Holding AG                                                                              306,900              19,300,857
---------------------------------------------------------------------------------------------------------------------------------
Wienerberger AG (l)                                                                               721,100              42,828,464
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  159,239,187
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                884,000          $   18,961,800
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                               395,000              13,050,800
---------------------------------------------------------------------------------------------------------------------------------
Beiersdorf AG                                                                                      87,000               5,640,299
---------------------------------------------------------------------------------------------------------------------------------
Christian Dior S.A. (l)                                                                           331,000              35,277,274
---------------------------------------------------------------------------------------------------------------------------------
Dufsa (a)                                                                                         550,000               7,213,115
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                      142,200               5,804,604
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                      3,534,000              16,251,886
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                             638,908              29,207,595
---------------------------------------------------------------------------------------------------------------------------------
Societe BIC S.A. (l)                                                                               50,400               3,508,953
---------------------------------------------------------------------------------------------------------------------------------
Uni-Charm Corp.                                                                                   196,500              11,669,019
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  146,585,345
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                      5,969,150          $   26,685,780
---------------------------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                                    1,022,940              29,972,822
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                                       2,846,000              25,960,741
---------------------------------------------------------------------------------------------------------------------------------
Nexans S.A. (l)                                                                                   196,000              25,092,983
---------------------------------------------------------------------------------------------------------------------------------
Pfeiffer Vacuum Technology AG (l)                                                                  71,750               6,098,630
---------------------------------------------------------------------------------------------------------------------------------
Saft Groupe S.A.                                                                                  545,900              18,372,902
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  132,183,858
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                9,000,000          $   22,167,010
---------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)(l)                                                                        1,461,292              35,991,622
---------------------------------------------------------------------------------------------------------------------------------
Cenit AG Systemhaus                                                                               113,000               2,028,345
---------------------------------------------------------------------------------------------------------------------------------
Elpida Memory, Inc. (a)(l)                                                                        604,900              33,228,726
---------------------------------------------------------------------------------------------------------------------------------
EPCOS AG (a)                                                                                      250,000               4,998,931
---------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd.                                                                          129,100              14,649,876
---------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                                   3,239,500              45,712,990
---------------------------------------------------------------------------------------------------------------------------------
Melexis N.V. (l)                                                                                  184,500               3,360,469
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                    450,000               9,449,414
---------------------------------------------------------------------------------------------------------------------------------
SAES Getters S.p.A.                                                                               113,180               4,332,037
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Electron Ltd. (l)                                                                           472,200              37,203,276
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Seimitsu Co. Ltd. (l)                                                                       213,100              10,059,401
---------------------------------------------------------------------------------------------------------------------------------
USHIO America, Inc.                                                                               327,100               6,717,563
---------------------------------------------------------------------------------------------------------------------------------
Vacon Oyj                                                                                         223,300               7,692,256
---------------------------------------------------------------------------------------------------------------------------------
Wolfson Microelectronics PLC (a)                                                                  588,965               3,218,476
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  240,810,392
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                           2,541,740          $   43,202,380
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. (l)                                                                            754,600          $   27,542,900
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Aker Kvaerner A.S.A. (l)                                                                          110,300          $   13,767,150
---------------------------------------------------------------------------------------------------------------------------------
Bilfinger Berger AG                                                                               147,000              10,771,875
---------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                                                          575,200               9,364,256
---------------------------------------------------------------------------------------------------------------------------------
Terna S.A.                                                                                         61,100               1,032,228
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,935,509
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Associated British Foods PLC                                                                       34,035          $      550,300
---------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. (l)                                                           468,400               7,480,348
---------------------------------------------------------------------------------------------------------------------------------
Kerry Group PLC                                                                                   622,800              15,560,506
---------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd. (a)                                                                             57,398              17,589,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,180,864
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Axfood AB                                                                                         250,000          $   10,333,143
---------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                               3,228,001              16,090,816
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,423,959
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR                                                             650,400          $   12,754,344
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Ekornes A.S.A. (l)                                                                                104,600          $    2,399,698
---------------------------------------------------------------------------------------------------------------------------------
SARE Holding, S.A., de C.V., "B" (a)                                                            7,595,467              10,651,793
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,051,491
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                                           6,855,250          $   39,005,518
---------------------------------------------------------------------------------------------------------------------------------
Kuoni Reisen Holding AG, "B"                                                                       20,000              10,699,048
---------------------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                                   4,452,576              36,475,723
---------------------------------------------------------------------------------------------------------------------------------
OPAP S.A.                                                                                         418,400              16,169,152
---------------------------------------------------------------------------------------------------------------------------------
William Hill PLC                                                                                2,348,710              29,073,887
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  131,423,328
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Don Quijote Co. Ltd. (l)                                                                          544,000          $   10,395,196
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Admiral Group PLC                                                                                 417,156          $    8,979,513
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                       936,000              43,056,000
---------------------------------------------------------------------------------------------------------------------------------
Amlin PLC                                                                                       3,830,000              24,399,038
---------------------------------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                                                213,100               1,492,162
---------------------------------------------------------------------------------------------------------------------------------
Catlin Group Ltd.                                                                               4,376,600              44,061,227
---------------------------------------------------------------------------------------------------------------------------------
CNP Assurances S.A. (l)                                                                           462,000              51,586,591
---------------------------------------------------------------------------------------------------------------------------------
Converium Holding AG                                                                            1,573,000              21,101,534
---------------------------------------------------------------------------------------------------------------------------------
Hiscox Ltd.                                                                                     3,411,054              18,723,664
---------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (l)                                                            2,387,000              19,659,616
---------------------------------------------------------------------------------------------------------------------------------
Legal & General Group PLC                                                                       4,908,000              15,140,553
---------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (l)                                                                    1,123,661              25,605,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  273,804,959
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Reply S.p.A.                                                                                       15,491          $      398,304
---------------------------------------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (a)                                                                   1,101,100               5,987,715
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,386,019
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd. (l)                                                                               708,200          $   12,759,557
---------------------------------------------------------------------------------------------------------------------------------
Konami Corp. (l)                                                                                1,399,600              42,321,280
---------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc.                                                                     2,527,200              37,041,401
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   92,122,238
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"                                                                                688,000          $   14,972,031
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                               380,800              12,791,774
---------------------------------------------------------------------------------------------------------------------------------
Demag Cranes AG (a)                                                                               544,200              28,730,489
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                     1,014,300              41,611,638
---------------------------------------------------------------------------------------------------------------------------------
GEA Group AG                                                                                      128,600               2,897,337
---------------------------------------------------------------------------------------------------------------------------------
KCI Konecranes PLC                                                                              1,633,232              48,070,345
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                               5,179,000              25,926,538
---------------------------------------------------------------------------------------------------------------------------------
Neopost S.A.                                                                                      174,638              21,931,687
---------------------------------------------------------------------------------------------------------------------------------
Rotork PLC                                                                                        136,600               2,234,055
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                      1,806,500              26,252,282
---------------------------------------------------------------------------------------------------------------------------------
Wartsila Corp. (l)                                                                                875,200              47,140,957
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  272,559,133
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                                            107,400          $    3,206,427
---------------------------------------------------------------------------------------------------------------------------------
Bank Austria Creditanstalt                                                                        164,700              26,042,035
---------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                                   982,000              22,681,618
---------------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                                                 2,288,000              19,333,317
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Postbank AG                                                                              196,000              16,548,435
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                                    122,200               9,370,696
---------------------------------------------------------------------------------------------------------------------------------
Natixis                                                                                         1,750,400              49,162,439
---------------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG (l)                                                      293,390              44,729,020
---------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A"                                                                     113,900               3,443,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  194,517,487
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
OPG Groep NV                                                                                      221,863          $   26,061,498
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                      561,700          $   23,181,359
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                      349,200              10,423,620
---------------------------------------------------------------------------------------------------------------------------------
QIAGEN N.V. (a)(l)                                                                                200,600               3,076,533
---------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG (l)                                                                           23,182               5,611,003
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                     134,600              16,046,423
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   58,338,938
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Algoma Steel, Inc. (a)                                                                            590,000          $   16,663,233
---------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR (l)                                                      495,000              14,840,100
---------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                                494,500              26,493,042
---------------------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                                     265,000              34,643,746
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   92,640,121
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Gaz de France (l)                                                                                 490,000          $   22,538,414
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Enagas S.A.                                                                                       813,412          $   18,916,508
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. (a)(l)                                                     245,000          $   17,374,304
---------------------------------------------------------------------------------------------------------------------------------
Telent PLC                                                                                        981,000               9,083,582
---------------------------------------------------------------------------------------------------------------------------------
TomTom N.V. (a)(l)                                                                                170,370               7,357,511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,815,397
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Acergy S.A. (a)(l)                                                                              1,139,000          $   21,927,742
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A. (a)(l)                                                      80,167              17,373,738
---------------------------------------------------------------------------------------------------------------------------------
Fugro N.V. (l)                                                                                    298,006              14,238,298
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                               306,700              18,027,826
---------------------------------------------------------------------------------------------------------------------------------
Saipem S.p.A. (l)                                                                                 863,800              22,526,963
---------------------------------------------------------------------------------------------------------------------------------
SBM Offshore N.V. (l)                                                                             374,800              12,886,406
---------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A. (l)                                                                                 84,000              24,424,084
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  131,405,057
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                    1,234,500          $   23,382,449
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                                                   483,050              13,592,184
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S.                                                                                   3,140,000              19,055,818
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                      1,426,048              29,455,946
---------------------------------------------------------------------------------------------------------------------------------
Banca Generali S.p.A (a)                                                                        1,125,073              14,270,152
---------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A.                                                                            640,530              14,400,674
---------------------------------------------------------------------------------------------------------------------------------
Banco Santander Chile, ADR                                                                        200,000               9,632,000
---------------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                          320,700               6,385,030
---------------------------------------------------------------------------------------------------------------------------------
Credito Emiliano S.p.A.                                                                         1,101,800              15,610,949
---------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A. (a)                                                                         1,687,450               8,615,084
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC (l)                                                                              1,439,000              25,735,024
---------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                        587,151              30,872,778
---------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                            425,000              15,673,410
---------------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC                                                                                 130,300               3,006,397
---------------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                                                  4,698,600              16,036,068
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                220,600              20,229,020
---------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.                                                     593,220               9,601,012
---------------------------------------------------------------------------------------------------------------------------------
SNS REAAL Groep N.V.                                                                            1,022,300              22,168,710
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                  440,000              40,902,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  338,625,105
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                             7,500,380          $   53,516,598
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Merck KGaA                                                                                        205,000          $   21,250,505
---------------------------------------------------------------------------------------------------------------------------------
Novo Nordisk A/S, "B"                                                                             341,600              28,446,765
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd. (l)                                                                     1,449,000              18,925,665
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   68,622,935
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Biffa PLC                                                                                       2,586,693          $   15,553,921
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Aur Resources, Inc.                                                                               310,900          $    6,474,748
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                                                         281,300          $    1,410,478
---------------------------------------------------------------------------------------------------------------------------------
Fimalac S.A. (l)                                                                                   26,500               2,542,757
---------------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                                249,100               1,915,005
---------------------------------------------------------------------------------------------------------------------------------
Kadokawa Holdings, Inc. (l)                                                                       351,600              12,285,549
---------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A. (l)                                                                       718,700              14,295,041
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                 556,600               6,110,482
---------------------------------------------------------------------------------------------------------------------------------
Schibsted A.S.A. (l)                                                                              362,800              12,979,593
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   51,538,905
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Jinhui Shipping & Transportation Ltd.                                                             255,000          $    1,300,937
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide PLC                                                                                 1,620,000          $   17,165,992
---------------------------------------------------------------------------------------------------------------------------------
Foncia Groupe                                                                                      27,000               1,318,530
---------------------------------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                                                                     2,979,000              11,856,420
---------------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                        35,100               2,211,638
---------------------------------------------------------------------------------------------------------------------------------
K.K. DaVinci Advisors (a)(l)                                                                       16,239              16,095,099
---------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                 353,600              11,286,212
---------------------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd. (l)                                                       500,000              16,043,005
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   75,976,896
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Caffe Nero Group PLC (a)                                                                          291,000          $    1,520,387
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Filtrona PLC                                                                                    2,057,100          $   10,536,193
---------------------------------------------------------------------------------------------------------------------------------
Whatman PLC                                                                                       173,000                 897,943
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,434,136
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                        1,527,000          $   18,341,187
---------------------------------------------------------------------------------------------------------------------------------
Linde AG (l)                                                                                      302,955              31,292,659
---------------------------------------------------------------------------------------------------------------------------------
Lonza Group AG                                                                                    267,935              23,148,634
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A. (a)(l)                                                                                868,400               3,025,856
---------------------------------------------------------------------------------------------------------------------------------
Taiyo Nippon Sanso Corp. (l)                                                                    1,084,000               9,760,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   85,568,934
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Bulgari S.p.A. (l)                                                                              1,492,600          $   21,177,583
---------------------------------------------------------------------------------------------------------------------------------
Galiform PLC (a)                                                                                  960,968               2,573,907
---------------------------------------------------------------------------------------------------------------------------------
Inchcape PLC                                                                                      226,500               2,244,788
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                        1,163,820              41,031,268
---------------------------------------------------------------------------------------------------------------------------------
Nitori Co. Ltd. (l)                                                                               146,650               6,368,321
---------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaerkte Holding AG                                                  1,355,500              48,429,755
---------------------------------------------------------------------------------------------------------------------------------
Submarino S.A.                                                                                    368,700              12,086,798
---------------------------------------------------------------------------------------------------------------------------------
Yamada Denki Co. Ltd. (l)                                                                          78,350               6,646,802
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  140,559,222
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR (n)                                                                              658,765          $   21,080,480
---------------------------------------------------------------------------------------------------------------------------------
Mobilcom AG (a)(l)                                                                                649,500              18,945,057
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,025,537
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                                  12,667,000          $   33,954,546
---------------------------------------------------------------------------------------------------------------------------------
Elisa Oyj, "A" (l)                                                                                826,300              22,629,781
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A. (l)                                                                                 50,400               2,881,665
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V.                                                                                  1,729,100              24,578,779
---------------------------------------------------------------------------------------------------------------------------------
Telecom Argentina S.A., ADR (a)                                                                 1,473,000              29,474,730
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (l)                                                                              2,294,700              43,164,598
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                   602,389              26,905,571
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  183,589,670
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                                  144,400          $    2,699,499
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V.                                                                                          991,600          $   42,639,499
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
ACEA S.p.A. (l)                                                                                   627,000          $   12,066,445
---------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                           238,587,000               6,962,047
---------------------------------------------------------------------------------------------------------------------------------
British Energy Group PLC (a)                                                                    2,016,000              21,441,096
---------------------------------------------------------------------------------------------------------------------------------
Energias de Portugal S.A.                                                                       1,968,000               9,974,263
---------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU (a)                                                                1,027,400               9,070,956
---------------------------------------------------------------------------------------------------------------------------------
Fortum Corp. (l)                                                                                  439,600              12,509,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   72,024,047
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                                $4,517,255,588
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG, IPS (l)                                                                              33,500          $    1,720,847
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l)                                                                              353,500          $   52,012,876
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Fresenius AG, IPS                                                                                  74,000          $   15,901,471
---------------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                                                             $   69,635,194
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.32%, dated 12/29/06, due 1/02/07, total to be received                      $ 64,349,000          $   64,349,000
$64,387,037 (secured by various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips, 5.38%, due 1/02/07 (t)(y)                                                    $ 23,419,000          $   23,415,500
---------------------------------------------------------------------------------------------------------------------------------
Nestle Capital Corp., 5.22%, due 1/02/07 (t)(y)                                                 2,619,000               2,618,620
---------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS                                                                                       $   26,034,120
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                              548,511,242          $  548,511,242
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(k)                                                                                               $5,225,785,144
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (12.2)%                                                                             (569,666,921)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $4,656,118,223
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of December 31, 2006, the fund had one security that was fair valued, aggregating $21,080,480 and 0.40% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,080,480, representing 0.5% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL NEW DISCOVERY FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $4,093,252,333
                                                        ==============
Gross unrealized appreciation                           $1,176,025,446
Gross unrealized depreciation                              (43,492,635)
                                                        --------------
      Net unrealized appreciation (depreciation)        $1,132,532,811
                                                        ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of December 31, 2006 are as follows:

----------------------------------------------
United Kingdom                           14.4%
----------------------------------------------
Germany                                  12.7%
----------------------------------------------
Japan                                    12.1%
----------------------------------------------
France                                   10.4%
----------------------------------------------
Switzerland                               5.9%
----------------------------------------------
Canada                                    4.4%
----------------------------------------------
Netherlands                               4.1%
----------------------------------------------
United States                             4.0%
----------------------------------------------
Italy                                     3.5%
----------------------------------------------
Others                                   28.5%
----------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 20, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 20, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 20, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.